Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 February 1, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 567 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 567 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2018.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Well Fargo Funds Trust

Wells Fargo C&B Mid Cap Value Fund
 Wells Fargo Common Stock Fund
 Wells Fargo Discovery Fund
 Wells Fargo Enterprise Fund
 Wells Fargo Opportunity Fund
 Wells Fargo Special Mid Cap Value Fund